Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	BARRETT OPPORTUNITY FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000277585
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 31, 2012
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOPX

BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC.
BARRETT OPPORTUNITY FUND, INC.
Investment Objectives
Barrett Opportunity Fund, Inc. (the "Fund") seeks to achieve above average long-term capital appreciation.
Current income is a secondary objective.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BARRETT OPPORTUNITY FUND, INC. Class O
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.22%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

·  You invest $10,000 in the Fund for the time periods indicated

·  Your investment has a 5% return each year and the Fund's operating expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
BARRETT OPPORTUNITY FUND, INC. Class O	124	387	670	1,477

Portfolio turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 4.04% of the average value of its portfolio.
Principal Investment Strategies
The Fund's investment objectives are not fundamental and may be changed by the
Board of Directors upon 60 days' written notice to holders of the Fund's common shares.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may invest without limit in securities of issuers located in the United
States, as well as other securities that are publicly traded in the United
States, including sponsored American Depositary Receipts.

The Fund may also invest up to 5% of its net assets in foreign securities that are not publicly traded in the United States.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as "junk bonds")) or unrated securities determined by the Adviser (as defined below) to be of equivalent quality.
Principal Risks
Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the
Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Foreign investments risk. The Fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers.
Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Non-diversification risk. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual fund operating expenses" under "Fees and Expenses of the Fund" for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. Additionally, a higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.

Net unrealized appreciation. The Fund currently has a substantial amount of net unrealized appreciation. At November 15, 2012, the amount of the net unrealized appreciation was $50,926,233, representing approximately 85% of the Fund's net assets. The Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain.
Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund's investment portfolio in pursuit of the Fund's investment objectives, a moderate portion of the Fund's current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund's annual distributions of net capital gains and, accordingly, an increase in taxable distributions to shareholders to the extent there are no offsetting losses. To provide additional flexibility to respond to changing market conditions and to possible future changes in the treatment of capital gains under federal tax law, including any increase in the current federal capital gains tax rate, the Board of Directors has authorized the Adviser to increase the total amount of the Fund's current built-in long-term capital gains that may be realized in any one year from 10% to
15%. See "Dividends, Distributions and Taxes."

These risks are discussed in more detail later in this Prospectus or in the
Statement of Additional Information (the "SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the average annual total returns of the
Fund for 1, 5, and 10 years and also compares the Fund's performance with the average annual total returns of an index or other benchmark. Updated performance information is available by calling the Fund at 877-363-6333.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Returns (before taxes)

The Fund's calendar year-to-date return as of September 30, 2012 was 8.21%. During the period shown in the bar chart, the best performance for a quarter was 15.98% (for the quarter ended
September 30, 2009) and the worst performance was -25.66% (for the quarter ended December 31, 2008).
Average Annual Total Returns (for Periods Ended December 31, 2011)
Average Annual Total Returns BARRETT OPPORTUNITY FUND, INC.	Label	1 Year	5 Years	10 Years
Class O	Return before taxes	(5.91%)	(4.83%)	1.96%
Class O After Taxes on Distributions	Return after taxes on distributions	(7.21%)	(6.19%)	0.84%
Class O After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	(2.11%)	(4.26%)	1.45%
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes and Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2012
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC.
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BARRETT OPPORTUNITY FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Barrett Opportunity Fund, Inc. (the "Fund") seeks to achieve above average long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate
		was 4.04% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.04%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

·  You invest $10,000 in the Fund for the time periods indicated

·  Your investment has a 5% return each year and the Fund's operating expenses
		remain the same
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's investment objectives are not fundamental and may be changed by the
Board of Directors upon 60 days' written notice to holders of the Fund's common shares.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may invest without limit in securities of issuers located in the United
States, as well as other securities that are publicly traded in the United
States, including sponsored American Depositary Receipts.

The Fund may also invest up to 5% of its net assets in foreign securities that are not publicly traded in the United States.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as "junk bonds")) or unrated securities determined by the Adviser (as defined
		below) to be of equivalent quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the
Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Foreign investments risk. The Fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers.
Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Non-diversification risk. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual fund operating expenses" under "Fees and Expenses of the Fund" for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. Additionally, a higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.

Net unrealized appreciation. The Fund currently has a substantial amount of net unrealized appreciation. At November 15, 2012, the amount of the net unrealized appreciation was $50,926,233, representing approximately 85% of the Fund's net assets. The Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain.
Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund's investment portfolio in pursuit of the Fund's investment objectives, a moderate portion of the Fund's current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund's annual distributions of net capital gains and, accordingly, an increase in taxable distributions to shareholders to the extent there are no offsetting losses. To provide additional flexibility to respond to changing market conditions and to possible future changes in the treatment of capital gains under federal tax law, including any increase in the current federal capital gains tax rate, the Board of Directors has authorized the Adviser to increase the total amount of the Fund's current built-in long-term capital gains that may be realized in any one year from 10% to
15%. See "Dividends, Distributions and Taxes."

These risks are discussed in more detail later in this Prospectus or in the
		Statement of Additional Information (the "SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the average annual total returns of the
Fund for 1, 5, and 10 years and also compares the Fund's performance with the average annual total returns of an index or other benchmark. Updated performance information is available by calling the Fund at 877-363-6333.

The Fund's past performance (before and after taxes) is not necessarily an
		indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows the average annual total returns of the Fund for 1, 5, and 10 years and also compares the Fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-363-6333
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns (before taxes)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's calendar year-to-date return as of September 30, 2012 was 8.21%. During the period shown in the bar chart, the best performance for a quarter was 15.98% (for the quarter ended
September 30, 2009) and the worst performance was -25.66% (for
		the quarter ended December 31, 2008).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown,
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes and Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes and Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that
		benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for Periods Ended December 31, 2011)
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | Class O
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Annual Return 2002	rr_AnnualReturn2002	(16.00%)
Annual Return 2003	rr_AnnualReturn2003	23.51%
Annual Return 2004	rr_AnnualReturn2004	12.65%
Annual Return 2005	rr_AnnualReturn2005	11.41%
Annual Return 2006	rr_AnnualReturn2006	19.40%
Annual Return 2007	rr_AnnualReturn2007	7.07%
Annual Return 2008	rr_AnnualReturn2008	(42.11%)
Annual Return 2009	rr_AnnualReturn2009	16.49%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Annual Return 2011	rr_AnnualReturn2011	(5.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.66%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.91%)
5 Years	rr_AverageAnnualReturnYear05	(4.83%)
10 Years	rr_AverageAnnualReturnYear10	1.96%
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | Class O | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
5 Years	rr_AverageAnnualReturnYear05	(6.19%)
10 Years	rr_AverageAnnualReturnYear10	0.84%
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | Class O | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	(4.26%)
10 Years	rr_AverageAnnualReturnYear10	1.45%